Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and contingencies [line items]
2023	$ 263,930
2024	274,880
2025	276,192
2026	277,043
2027	135,551
Total	$ 1,227,596